SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
General and administrative expenses	$ 59	$ 264
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note	2,231		$ 2,151
Interest expense related to Promissory note	80	39
Related Party [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses		20
Related Party [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 42	$ 81